Investment Transactions	12 Months Ended
Dec. 31, 2024
Operating Cash Flows, Direct Method [Abstract]
Investment Transactions	(7) Investment Transactions The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended December 31, 2024, amounted to $0 and $0 respectively.